Income Taxes (Details 1)	2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Income Tax Examination [Line Items]
Tax benefit at federal statutory rate	(34.00%)	(34.00%)
State income taxes	(5.80%)	(5.80%)
Permanent difference:
Stock based compensation	0.00%	0.10%
Change in fair value of derivative liability	0.00%	1.30%
Increase in valuation allowance	39.80%	33.20%
Effective income tax rate	0.00%	0.00%
Financing Warrant [Member]
Permanent difference:
Derivative instrument issuance - financing warrant	0.00%	1.30%
Consulting Warrant [Member]
Permanent difference:
General and administrative expense - consulting warrant	0.00%	3.90%